Organization and basis of presentation	7 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation
Organization and Basis of Presentation

Altisource Residential Corporation was incorporated in Maryland on July 19, 2012, as a wholly owned subsidiary of Altisource. Our primary business is to acquire, own and manage single-family rental properties throughout the United States that meet our investment criteria. We currently intend to acquire single-family properties primarily through the acquisition of sub-performing and non-performing loan portfolios.

On December 21, 2012, which we refer to as the “separation date,” we separated from Altisource and became an independent publicly traded company through the contribution to us by Altisource of $100 million and the distribution of our shares of Class B common stock to the shareholders of Altisource. Our shares of Class B common stock began trading “regular way” on the New York Stock Exchange under the symbol “RESI” on December 24, 2012. The separation from Altisource is described in more detail in “Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations - Completion of Spin-Off.”

Our objective is to provide attractive risk-adjusted returns to our investors over the long-term primarily through dividends and secondarily through capital appreciation. We believe that the events affecting the housing and mortgage market in recent years create an opportunity to acquire single-family properties for rental purposes at valuations that meet our investment objectives. We believe that our ability to effectively acquire properties through the non-performing loan channel and to efficiently manage a widely dispersed portfolio of single-family properties will provide us with a competitive advantage in pursuing our strategy.

We conduct substantially all of our activities through our wholly-owned subsidiary Altisource Residential L.P., a Delaware limited partnership which we refer to as our “operating partnership.” The operating partnership was organized on June 7, 2012 which we refer to as “inception.” We own 100% of the operating partnership's general partner, and as of December 31, 2012, we owned 100% of the outstanding partnership interest in our operating partnership.

We are managed by Altisource Asset Management Corporation which we refer to as “AAMC.” We rely on AAMC for administering our business and performing certain of our corporate governance functions. AAMC also provides portfolio management services in connection with our acquisition of non-performing loans, single-family properties and other assets. AAMC was formed on March 15, 2012 as a wholly owned subsidiary of Altisource and was spun-off from Altisource concurrently with our separation from Altisource.

On the separation date, we entered into long-term service agreements with Ocwen, a leading mortgage loan servicer, and Altisource, a leading provider of real estate and mortgage portfolio management, asset recovery and customer relationship management services. We believe that these service agreements will provide us with a competitive advantage in acquiring portfolios of non-performing loans and in managing single family real-estate portfolios.

We intend to elect and qualify to be taxed as a REIT for U.S. federal income tax purposes beginning the year ended December 31, 2013. One of the requirements of electing and maintaining our qualification as a REIT is that we must distribute at least 90% of our annual REIT taxable income to our shareholders.

Subsequent to the separation, we immediately commenced operations and began to incur costs as a result of becoming an independent publicly traded company. As we have only commenced operations since the separation, these Consolidated Financial Statements are not indicative of our future performance and do not reflect what our results of operations, financial position and cash flows would have been had we commenced our business and operated as an independent, publicly traded company since inception.

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States which we refer to as “U.S. GAAP." All intercompany accounts and transactions have been eliminated. The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

The Consolidated Financial Statements include wholly owned subsidiaries and those subsidiaries in which we own a majority voting interest with the ability to control operations of the subsidiaries and where no substantive participating rights or substantive kick out rights have been granted to the noncontrolling interests. Additionally, we would consolidate partnerships, joint ventures and limited liability companies when we control the major operating and financial policies of the entity through majority ownership, in our capacity as general partner or managing member or by contract. All intercompany transactions and accounts are eliminated.

Organization and basis of presentation

Altisource Residential Corporation was incorporated in Maryland on July 19, 2012, as a wholly owned subsidiary of Altisource. Our business is to acquire and manage single-family rental properties by acquiring portfolios of sub-performing and non-performing residential mortgage loans throughout the United States. Our preferred resolution methodology is to modify the non-performing loans. We believe modification followed by refinancing generates near-term cash flows, provides the highest possible economic outcome for us and is a socially responsible business strategy because it keeps more families in their homes. Considering the seriously delinquent status of the loans we acquire, we expect a majority of the remaining loans to be converted to single-family rental properties that we believe will generate long-term returns for our stockholders.

On December 21, 2012, which we refer to as the “separation date,” we separated from Altisource and became an independent publicly traded company through the contribution to us by Altisource of $100.0 million and the distribution of our shares of common stock to the shareholders of Altisource. Our shares of common stock began trading “regular way” on the New York Stock Exchange under the symbol “RESI” on December 24, 2012. Subsequent to our separation, we immediately commenced operations.

We believe our acquisition strategy, multifaceted loan resolution methodologies and access to an established, nationwide renovation, leasing and property management infrastructure will provide us with multiple avenues of value creation and will help us to achieve our business objective of generating attractive risk-adjusted returns for our stockholders through dividends and capital appreciation.

We conduct substantially all of our activities through our wholly owned subsidiary Altisource Residential L.P., a Delaware limited partnership which we refer to as our “operating partnership.” The operating partnership was organized on June 7, 2012 which we refer to as “inception.” We own 100% of the operating partnership’s general partner and 100% of the outstanding limited partnership interests in our operating partnership.

We are managed by Altisource Asset Management Corporation which we refer to as “AAMC.” We rely on AAMC for administering our business and performing certain of our corporate governance functions. AAMC also provides portfolio management services in connection with our acquisition of sub-performing and non-performing loans, single-family properties and other assets.

On the separation date, we entered into long-term service agreements with Ocwen, a leading mortgage loan servicer, and Altisource, a leading provider of real estate and mortgage portfolio management, asset recovery and customer relationship management services.

We intend to elect and qualify to be taxed as a REIT for U.S. federal income tax purposes beginning the year ending December 31, 2013. One of the requirements of electing and maintaining our qualification as a REIT is that we must distribute at least 90% of our annual REIT taxable income to our shareholders.

On March 22, 2013, we entered into a master repurchase agreement, which we refer to as the “CS repurchase agreement,” with Credit Suisse First Boston Mortgage Capital LLC to finance the acquisition and ownership of residential mortgage loans and owned properties, which we refer to as "REO Properties." The maximum funding available to us under the CS repurchase agreement is $100.0 million, subject to certain standard sublimits, eligibility requirements and conditions for each funding. The CS repurchase agreement matures on March 21, 2014 subject to extension by us for an additional 12 months.

On May 1, 2013, we completed a public offering of 17,250,000 shares of common stock at $18.75 per share and received net proceeds of $309.5 million. We have used the net proceeds of this offering to purchase additional sub-performing and non-performing residential mortgage loans, pay servicing fees for our mortgage loan portfolios, renovate the single-family rental properties we acquire, pay rental and property management expenses, pay fees and expenses to AAMC under the asset management agreement and for working capital.

On September 12, 2013, we entered into a Master Repurchase Agreement, which we refer to as the “DB repurchase agreement,” with Deutsche Bank AG, Cayman Islands Branch to finance the acquisition and ownership of residential mortgage loans and REO Properties. The maximum funding available to us under the DB repurchase agreement is $125.0 million, subject to certain standard sublimits, eligibility requirements and conditions for each funding. The DB repurchase agreement matures on March 11, 2016. After the first 18 months of the DB repurchase agreement, we will not be able to finance mortgage loans in excess of amounts outstanding under the facility as of the end of the eighteenth month.

On September 23, 2013, we entered into a Master Repurchase Agreement and Securities Contract, which we refer to as the “WF repurchase agreement,” with Wells Fargo Bank, National Association to finance the acquisition and ownership of residential mortgage loans and REO Properties. The maximum funding available to us under the WF repurchase agreement is $200.0 million, subject to certain standard sublimits, eligibility requirements and conditions for each funding. The WF repurchase agreement matures on March 23, 2015, subject to extension by us for an additional 12 months.

Because we commenced operations on December 21, 2012, we have no comparable results for the three and nine months ended September 30, 2012. Accordingly, we have not included the comparative three and nine month periods from 2012 in our consolidated statement of operations. Additionally, because the operating partnership was organized on June 7, 2012, our consolidated statement of cash flows and consolidated statement of stockholders' equity for the nine months ended September 30, 2012 do not include nine full months of operating activities.

We ceased to be a development stage enterprise in the second quarter of 2013.

Basis of presentation and use of estimates

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States which we refer to as "U.S. GAAP." All wholly owned subsidiaries are included and all intercompany accounts and transactions have been eliminated. The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ materially from those estimates.

The unaudited consolidated financial statements and accompanying unaudited consolidated financial information, in our opinion, contain all adjustments (including normal recurring accruals) necessary for a fair presentation of our financial position, results of operations and cash flows. We have omitted certain notes and other information from the interim consolidated financial statements presented in this Quarterly Report as permitted by SEC rules and regulations. These consolidated financial statements should be read in conjunction with our 2012 annual report on Form 10-K.

Recently issued accounting standards

In accordance with ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, beginning in the first quarter of 2013 we are required to provide additional disclosures about the nature of our rights of offset and the related arrangements associated with our financial instruments. As a result, we have included additional disclosures pertaining to the collateral arrangement related to our repurchase agreement in this quarterly report.